Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

(000s)	December 31, 2017	December 31, 2016
Cash	$46,051	$31,392
Cash equivalents	1,398	76
	$47,449	$31,468